Note 21 - Decommissioning Liabilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of decommissioning liability explanatory [text block]
21.
DECOMMISSIONING LIABILITIES

The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the development and ongoing production of a mining operation. Movements in decommissioning liabilities during the year ended
December
31,
2018
and
2017
are allocated as follow:

	San Dimas	Santa Elena	La Encantada	San Martin	La Parrilla	Del Toro	La Guitarra	La Luz	Total
Balance at December 31, 2016	$—	$2,107	$2,753	$1,289	$1,930	$1,861	$1,110	$265	$11,315
Movements during the year:
Change in rehabilitation provision	—	356	210	1,028	823	445	458	—	3,320
Interest or accretion expense	—	176	235	116	166	159	83	—	935
Foreign exchange loss	—	91	119	55	83	80	41	37	506
Balance at December 31, 2017	$—	$2,730	$3,317	$2,488	$3,002	$2,545	$1,692	$302	$16,076
Movements during the year:
Acquired from Primero	4,095	—	—	—	—	—	—	—	4,095
Change in rehabilitation provision	4,092	(633)	3,122	—	—	—	—	—	6,581
Reclamation costs incurred	—	—	—	—	(2)	(259)	(203)	—	(464)
Interest or accretion expense	225	221	269	204	243	208	125	—	1,495
Foreign exchange loss	—	3	1	2	2	4	1	—	13
Balance at December 31, 2018	$8,412	$2,321	$6,709	$2,694	$3,245	$2,498	$1,615	$302	$27,796

A provision for decommissioning liabilities is estimated based on management’s interpretation of current regulatory requirements and is recognized at the present value of such costs. The expected timing of cash flows in respect of the provision is based on the estimated life of the mining operations. The discount rate is a risk-free rate determined based on Mexican pesos default swap rates ranging between
8.6%
to
9.3%
(
2017
-
7.8%
to
8.2%
) for the respective estimated life of the operations.

The inflation rate used is based on historical Mexican inflation rate of
3.8%
(
2017
-
3.8%
). The present value of reclamation liabilities
may
be subject to change based on changes to cost estimates, remediation technologies or applicable laws and regulations. Changes in decommissioning liabilities are recorded against mining interests.